Significant accounting policies - Schedule of Transaction Under Common Control Entities (Details)	12 Months Ended
Dec. 31, 2024
Concorde International Group Pte Ltd [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Concorde International Group Pte Ltd
Date of incorporation	June 12, 2023
Principal activities	Holding company
Relationship with the Group	100.00%
Concorde i-FAST USA Inc. [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Concorde i-FAST USA Inc.
Date of incorporation	April 25, 2024
Principal activities	Security solution services
Relationship with the Group	100.00%
Concorde Security Pte Ltd [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Concorde Security Pte Ltd
Date of incorporation	June 16, 2005
Principal activities	Security solution services
Relationship with the Group	96.81%
Concorde Security Sdn Bhd [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Concorde Security Sdn Bhd
Date of incorporation	January 13, 2015
Principal activities	Security solution services
Relationship with the Group	100.00%
Concorde Security Limited [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Concorde Security Limited
Date of incorporation	December 23, 2016
Principal activities	Security solution services
Relationship with the Group	100.00%
Concorde Asia Pte Ltd [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Concorde Asia Pte Ltd
Date of incorporation	October 08, 2013
Principal activities	Security solution services
Relationship with the Group	100.00%
Berjaya Academy Pte Ltd [Member]
Schedule of Transaction Under Common Control Entities [Line Items]
Name of subsidiaries	Berjaya Academy Pte Ltd
Date of incorporation	March 06, 2020
Principal activities	Consultancy and training course services
Relationship with the Group	100.00%